Management of Financial Risks (Tables)	12 Months Ended
Dec. 31, 2020
Disclosures Of Financial Risk Management [Abstract]
Disclosure of liquidity risk
Liquidity risk
The Company has been structurally loss-generating since its creation. The net cash flows used by the Company’s operating activities were respectively €47.9 million, €43.3 million and €51.7 million for the years ended December 31, 2018, December 31, 2019 and December 31, 2020, respectively.
At the approval date of the financial statements, the Board of Directors management believes that the Company will be able to fund its operations until the first quarter 2022 (see note 2.1).

As of December 31, 2018 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Convertible notes	—	—	—	—
Conditional advances	—	—	1,181	1,181
Bank loans	737	62	—	799
Other financial liabilities	39	—	—	39
Trade and fixed assets payables	13,403	—	—	13,403
Total	14,179	62	1,181	15,422

As of December 31, 2019 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Convertible notes	—	—	—	—
Conditional advances	—	—	1,321	1,321
Bank loans	62	—	—	62
Other financial liabilities	—	38	—	38
Lease liabilities	1,425	5,935	5,342	12,702
Trade and fixed assets payables	5,800	—	—	5,800
Total	7,287	5,973	6,663	19,923

As of December 31, 2020 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Convertible notes	2,400	—	—	2,400
Conditional advances	—	—	4,421	4,421
Bank loans	98	7,929	2,071	10,098
Other financial liabilities	—	35	—	35
Lease liabilities	1,607	5,151	4,046	10,804
Trade and fixed assets payables	4,792	—	—	4,792
Total	8,897	13,115	10,538	32,550

Sensitivity analysis for types of market risk [text block]	A deterioration of the U.S dollars could impact the financial assets and liabilities and the net loss as follows:

	As of December 31, 2020		Sensitivity
(in thousands)	USD	EUR	+ 1%	+ 5%	+ 10%
Financial assets	17,630	14,368	(142)	(684)	(1,306)
of which cash and cash equivalents	17,285	14,086	(139)	(671)	(1,281)
Financial liabilities	10,152	8,273	(82)	(394)	(752)
A change in the the share price used could change the amount that could be raised as follows:

	Sensitivity
(in millions of euros)	- 20%	€7.10	+20%
Amount that could be raised	24.0	33.0	33.0